CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (UNAUDITED) - USD ($)		Common Stock		Additional Paid-in Capital		Accumulated Deficit	Total
Beginning balance (in shares) at Dec. 31, 2019	[1]	345,431
Beginning balance at Dec. 31, 2019				$ 5,187,000	[1]	$ (444,438,000)	$ (439,251,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units	[2]			1,802,000	[1]		1,802,000
Stock-based compensation costs				388,000	[1]		388,000
Net loss						(136,392,000)	(136,392,000)
Ending balance (in shares) at Dec. 31, 2020	[1]	59,901,306
Ending balance at Dec. 31, 2020		$ 6,000	[1]	537,370,000	[1]	(520,759,000)	16,617,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units				115,000			115,000
Net loss						(9,688,000)	(9,688,000)
Ending balance (in shares) at Mar. 31, 2021		59,901,306
Ending balance at Mar. 31, 2021		$ 6,000		537,992,000		(530,447,000)	7,551,000
Beginning balance (in shares) at Dec. 31, 2020	[1]	59,901,306
Beginning balance at Dec. 31, 2020		$ 6,000	[1]	537,370,000	[1]	(520,759,000)	16,617,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units				765,000	[1]		765,000
Stock-based compensation costs				507,000			507,000
Net loss						(88,564,000)	(88,564,000)
Ending balance (in shares) at Dec. 31, 2021	[1]	60,433,395
Ending balance at Dec. 31, 2021		$ 6,000	[1]	$ 540,823,000	[1]	(609,323,000)	$ (68,494,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants (in shares)		14,000		189,398,000			189,412,000
Issuance of common stock and warrants		$ 136,370,064
Vesting of restricted stock units				$ 37,000			$ 37,000
Stock-based compensation costs				391,000			391,000
Net loss						(22,060,000)	(22,060,000)
Ending balance (in shares) at Mar. 31, 2022		196,803,459
Ending balance at Mar. 31, 2022		$ 20,000		$ 730,649,000		$ (631,383,000)	$ 99,286,000

[1]	Retroactively restated January 1, 2020 and March 31, 2020 for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies, and the restated reclassification of the Company’s 5-Year Private Warrants as described in Note 12 - Warrant Liabilities.
[2]	As of December 31, 2021 there were 21,256 unissued shares underlying restricted stock units that had vested but have not been converted into issued and outstanding shares of common stock.